CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS - Bank balances and cash on hand of the group (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Bank balances and cash on hand of the group
Total cash and bank balances	¥ 29,903,178	¥ 25,901,183
RMB
Bank balances and cash on hand of the group
Total cash and bank balances	26,848,177	20,548,620
USD
Bank balances and cash on hand of the group
Total cash and bank balances	3,045,228	5,343,559
HKD
Bank balances and cash on hand of the group
Total cash and bank balances	7,029	6,252
EUR
Bank balances and cash on hand of the group
Total cash and bank balances	56	24
AUD
Bank balances and cash on hand of the group
Total cash and bank balances	¥ 2,688	2,625
IDR
Bank balances and cash on hand of the group
Total cash and bank balances		¥ 103